Other Comprehensive Income (Loss) - Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 330,126,000	$ 298,898,000	$ 184,461,000
Total other comprehensive income (loss)	7,745,000	8,326,000	(50,000)
Ending balance	350,108,000	330,126,000	298,898,000
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	12,883,000	2,347,000	3,185,000
Other comprehensive income (loss) before reclassifications	8,638,000	10,561,000	(886,000)
Amounts reclassified from accumulated other comprehensive income (loss)	(74,000)	(25,000)	326,000
Total other comprehensive income (loss)	8,564,000	10,536,000	(560,000)
Reclassification of equity securities from accumulated other comprehensive income (loss)			(278,000)
Ending balance	21,447,000	12,883,000	2,347,000
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(6,009,000)	(3,799,000)	(4,309,000)
Other comprehensive income (loss) before reclassifications	(1,047,000)	(2,333,000)	393,000
Amounts reclassified from accumulated other comprehensive income (loss)	228,000	123,000	117,000
Total other comprehensive income (loss)	(819,000)	(2,210,000)	510,000
Ending balance	(6,828,000)	(6,009,000)	(3,799,000)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	6,874,000	(1,452,000)	(1,124,000)
Other comprehensive income (loss) before reclassifications	7,591,000	8,228,000	(493,000)
Amounts reclassified from accumulated other comprehensive income (loss)	154,000	98,000	443,000
Total other comprehensive income (loss)	7,745,000	8,326,000	(50,000)
Reclassification of equity securities from accumulated other comprehensive income (loss)			(278,000)
Ending balance	$ 14,619,000	$ 6,874,000	$ (1,452,000)